Insurance service expenses and other expenditure - Fees payable to the auditor (Details) - USD ($) $ in Millions	12 Months Ended			21 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2023
Fees payable to the auditor
Audit of the Company’s annual accounts	$ 5.3	$ 5.3	$ 5.8
Audit of subsidiaries pursuant to legislation	6.0	6.0	8.1
Audit fees payable to the auditor	11.3	11.3	13.9
Fees payable to the Company's auditor and its associates for other services:
Audit-related assurance services	4.2	5.2	4.0
Other assurance services	0.8	1.2	0.9
Non-audit fees payable to the auditor	5.0	6.4	4.9
Total fees payable to the auditor	16.3	17.7	18.8
EY
Fees payable to the Company's auditor and its associates for other services:
Audit-related assurance service fees, required by law	4.2	5.2	4.0
Fees for audit assurance over implementation of IFRS 17				$ 12.4
KPMG
Fees payable to the Company's auditor and its associates for other services:
Audit-related assurance service fees, required by law	$ 1.2	$ 1.2	$ 1.1